Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Class A Common Stock As Restated	Class A Common Stock	Class B Common Stock As Restated	Class B Common Stock	Additional Paid-in Capital As Restated	Additional Paid-in Capital	Accumulated Deficit As Restated	Accumulated Deficit	As Restated	Total
Balance at Mar. 05, 2020
Balance (in Shares) at Mar. 05, 2020
Issuance of Class B common stock to Sponsor				$ 877		24,123				25,000
Issuance of Class B common stock to Sponsor (in Shares)				8,768,750
Net income (loss)								(1,000)		(1,000)
Balance at Mar. 31, 2020				$ 877		24,123		(1,000)		24,000
Balance (in Shares) at Mar. 31, 2020				8,768,750
Balance at Mar. 05, 2020
Balance (in Shares) at Mar. 05, 2020
Sale of 35,000,000 Units, net of underwriting discounts, offering costs and derivative liabilities for public warrants	$ 3,500				310,996,913				311,000,413
Sale of 35,000,000 Units, net of underwriting discounts, offering costs and derivative liabilities for public warrants (in Shares)	35,000,000
Forfeiture of Founder Shares			$ (2)		2
Forfeiture of Founder Shares (in Shares)			(18,750)
Common stock subject to possible redemption	$ (2,668)				(266,753,562)				(266,756,230)
Common stock subject to possible redemption (in Shares)	(26,675,623)
Issuance of Class B common stock to Sponsor			$ 877		24,123				25,000
Issuance of Class B common stock to Sponsor (in Shares)
Sale of 8,100,000 private placement warrants
Net income (loss)							(39,269,179)		(39,269,179)
Balance at Dec. 31, 2020	$ 832	$ 832	$ 875	$ 875	44,267,476	44,267,476	(39,269,179)	(39,269,179)	5,000,004	5,000,004
Balance (in Shares) at Dec. 31, 2020	8,324,377	8,324,377	8,750,000	8,750,000
Balance at Mar. 31, 2020				$ 877		24,123		(1,000)		24,000
Balance (in Shares) at Mar. 31, 2020				8,768,750
Sale of 35,000,000 Units, net of underwriting discounts, offering costs and derivative liabilities for public warrants		$ 3,500				310,996,913				311,000,413
Sale of 35,000,000 Units, net of underwriting discounts, offering costs and derivative liabilities for public warrants (in Shares)		35,000,000
Forfeiture of Founder Shares				$ (2)		2
Forfeiture of Founder Shares (in Shares)				(18,750)
Common stock subject to possible redemption		$ (3,044)				(304,402,257)				(304,405,301)
Common stock subject to possible redemption (in Shares)		(30,440,530)
Net income (loss)								(1,619,103)		(1,619,103)
Net income (loss) (in Shares)
Balance at Jun. 30, 2020		$ 456		$ 875		6,618,781		(1,620,103)		5,000,009
Balance (in Shares) at Jun. 30, 2020		4,559,470		8,750,000
Balance at Dec. 31, 2020	$ 832	$ 832	$ 875	$ 875	44,267,476	44,267,476	(39,269,179)	(39,269,179)	5,000,004	5,000,004
Balance (in Shares) at Dec. 31, 2020	8,324,377	8,324,377	8,750,000	8,750,000
Change in value of Class A common stock subject to possible redemption		$ (358)				(35,849,452)				(35,849,810)
Change in value of Class A common stock subject to possible redemption (in Shares)		(3,584,981)
Net income (loss)								35,849,811		35,849,811
Balance at Mar. 31, 2021		$ 474		$ 875		8,418,024		(3,419,368)		5,000,005
Balance (in Shares) at Mar. 31, 2021		4,739,396		8,750,000
Balance at Dec. 31, 2020	$ 832	$ 832	$ 875	$ 875	$ 44,267,476	44,267,476	$ (39,269,179)	(39,269,179)	$ 5,000,004	5,000,004
Balance (in Shares) at Dec. 31, 2020	8,324,377	8,324,377	8,750,000	8,750,000
Balance at Jun. 30, 2021		$ 543		$ 875		15,319,795		(10,321,205)		5,000,008
Balance (in Shares) at Jun. 30, 2021		5,429,580		8,750,000
Balance at Mar. 31, 2021		$ 474		$ 875		8,418,024		(3,419,368)		5,000,005
Balance (in Shares) at Mar. 31, 2021		4,739,396		8,750,000
Change in value of Class A common stock subject to possible redemption		$ 69				6,901,771				6,901,840
Change in value of Class A common stock subject to possible redemption (in Shares)		690,184
Net income (loss)								(6,901,837)		(6,901,837)
Balance at Jun. 30, 2021		$ 543		$ 875		$ 15,319,795		$ (10,321,205)		$ 5,000,008
Balance (in Shares) at Jun. 30, 2021		5,429,580		8,750,000